Employee Benefits - Changes in Fair Value of Plan Assets (Detail) - Fair value of plan assets [member] - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	₩ 1,258,409	₩ 1,027,850
Expected return on plan assets	38,453	29,140
Remeasurements (before tax)	(16,374)	(5,736)
Contributions by employer directly to plan assets	250,998	265,000
Benefit payments	(64,509)	(57,845)
Ending balance	₩ 1,466,977	₩ 1,258,409